COMMON SHARE CAPITAL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
COMMON SHARE CAPITAL
Balance at beginning of the period (shares)	1,244,332,772
Balance at beginning of the period	$ 6,649.6
Repurchase and cancellation of shares (in shares)	(78,857,250)	(17,608,678)
Balance at end of the period (shares)	1,221,891,341	1,244,332,772
Total common share capital	$ 4,449.5	$ 4,427.7
Balance at end of the period	$ 5,882.2	$ 6,649.6
Common share capital
COMMON SHARE CAPITAL
Balance at beginning of the period (shares)	1,244,333,000	1,258,320,000
Balance at beginning of the period	$ 4,427.7	$ 4,473.7
Issued on acquisition of Great Bear (in shares)	49,268,000
Issued on acquisition of Great Bear	$ 271.6
Issued under share option and restricted share plans (shares)	7,147,000	3,621,000
Issued under share option and restricted share plans	$ 37.3	$ 16.9
Repurchase and cancellation of shares (in shares)	(78,857,000)	(17,608,000)
Repurchase and cancellation of shares	$ (287.1)	$ (62.9)
Balance at end of the period (shares)	1,221,891,000	1,244,333,000
Balance at end of the period	$ 4,449.5	$ 4,427.7